Net results of financial transactions (Tables)	9 Months Ended
Sep. 30, 2018
Net results of financial transactions
Schedule of net results of financial transactions

Skr mn	Jul-Sep 2018	Apr–Jun 2018	Jul-Sep 2017	Jan-Sep 2018	Jan–Sep 2017	Jan-Dec 2017
Derecognition of financial instruments not measured at fair value through profit or loss	7	5	9	12	12	-1
Financial assets or liabilities at fair value through profit or loss1	-63	38	-99	-64	-150	-48
Financial instruments under fair-value hedge accounting	50	-11	-26	18	-7	-53
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	1	-5	3	-3	2	0

Total net results of financial transactions2	-5	27	-113	-37	-143	-102

1SEK classifies IFRS 9 liquidity investments as financial assets valued at fair value, which means that unrealized gains and losses  are also recognized in net results of financial transactions. Due to IFRS 9 market value changes, arising from changes in credit spread on SEK’s own debt, are not reported in net results of financial transactions, but in other comprehensive income.

2Difference between Parent Company and Consolidated group for the period January-September 2018 is due to different accounting principles regarding changes in SEK’s own credit risk, see Note 1.